Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net income attributable to owners of Embraer	$ (178.2)	$ 264.0	$ 178.6
Net income attributable to owners of Embraer	$ (178.2)	$ 264.0	$ 178.6
Weighted average number of shares (in thousands)	734,065	734,264	735,571
Basic earnings per share-U.S. dollars	$ (0.24)	$ 0.36	$ 0.24
Net income attributable to owners of Embraer	$ (178.2)	$ 264.0	$ 178.6
Net income attributable to owners of Embraer	$ (178.2)	$ 264.0	$ 178.6
Weighted average number of shares (in thousands)	734,065	734,264	735,571
Dilution for the issuance of stock options (in thousands)		545	1,690
Weighted average number of shares (in thousands)-diluted	734,065	734,809	737,261
Diluted earnings per share-U.S. dollars	$ (0.24)	$ 0.36	$ 0.24